Common Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock Warrants And Options Tables
Movement of options

The movement of options is summarized as follows:

		Weighted
	Number of	average exercise
	options	price

Balance, December 31, 2010	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07
Granted	2,550,000	0.05
Cancelled	(2,450,000)	0.10
Balance, December 31, 2012	5,050,000	0.05

Summary information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2012 and December 31, 2011:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2012	life (years)	2012	value

$0.05	5,050,000	3.88	5,050,000	$-
	5,050,000	3.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2011	life (years)	2011	value

$0.05	2,500,000	4.42	2,500,000	$-
0.10	2,450,000	0.46	2,450,000	-
	4,950,000	2.46	4,950,000

Summary of the Company's unvested stock options and changes

A summary of the Company’s unvested stock options and changes during the year ended December 31, 2012 and year ended December 31, 2011 is as follows:

	Number of	Fair value
	options	per share

Nonvested, December 31, 2010	330,000	$0.18
Vested	(330,000)	$0.18
Nonvested, December 31, 2011 and December 31, 2012	-